Schedule of Increase in the Valuation Allowance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Tax Expense at statutory federal rate of 21%	$ (5,392,727)	$ (3,239,371)
State income taxes, net of federal income tax benefit	60,000	23,364
Foreign Rate Differential	318
Permanent Differences	1,203,361	37,919
Change in Valuation Allowance	4,189,048	3,201,452
Income tax expense (benefit)	$ 60,000	$ 23,364	$ 1,653,067